Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Feb. 28, 2025 GBP (£)	Feb. 29, 2024 GBP (£)	Jun. 30, 2025 USD ($) bankingRelationship action trust bank case employee plaintiff	Jun. 30, 2025 CAD ($) bankingRelationship action trust bank	Dec. 31, 2024 USD ($)	Mar. 31, 2024 employee	Dec. 31, 2013 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 115,007		$ 110,019
Number of mortgage securitisation trusts (more than) | trust			280	280
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			5
Actions seeking damages | action			2	2
Gilts trading investigation
Disclosure of contingent liabilities [line items]
Number of other banks | bank			4	4
Fines and penalties | £	£ 23.4
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Employees involved in litigation | employee			7
Damages sought			$ 1,000
US mortgage securitisation litigation
Disclosure of contingent liabilities [line items]
Number of pending actions | action			1	1
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities							$ 5,600
Herald Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities							$ 2,500
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			1,160
Senator Fund SPC | Cash and securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			625
Senator Fund SPC | Cash and cash equivalents
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 188
Ontario and Quebec superior courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 1,000
Number of hearings | action			2
Punitive damages				$ 250
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation								$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation								$ 4,000
HSBC Holdings | New York | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of hearings | action			7
Number of claims dismissed | case			3
Number of remaining actions at a very early stage | action			4
HSBC Holdings and HSBC Bank plc | Forex litigation
Disclosure of contingent liabilities [line items]
Damages sought | £		£ 3,000.0
Hongkong and Shanghai Banking Corporation | Korean short selling investigation
Disclosure of contingent liabilities [line items]
Number of employees | employee						3
HSBC Private Bank (Suisse) SA ('PBRS')
Disclosure of contingent liabilities [line items]
Number of banking relationships | bankingRelationship			2	2